Cover	Sep. 16, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-33067
Entity Registrant Name	SELECTIVE INSURANCE GROUP, INC.
Entity Central Index Key	0000230557
Entity Tax Identification Number	22-2168890
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	40 Wantage Avenue
Entity Address, City or Town	Branchville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07890
City Area Code	973
Local Phone Number	948-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $2 per share
Trading Symbol	SIGI
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.60% Non-Cumulative Preferred Stock, Series B, without par value
Trading Symbol	SIGIP
Security Exchange Name	NASDAQ